SHARE BASED COMPENSATION - Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Number of option outstanding
Balance as of January 1, 2020 | shares	4,555,288
Granted | shares	0
Exercise | shares	(3,750,540)
Forfeited | shares	(88,000)
Balance as of December 31, 2020 | shares	716,748
Vested and expected to vest as of December 31,2019 | shares		689,968
Vested and exercisable as of December 31, 2019 | shares		592,760
Weighted-Average Exercise Price
Balance as of January 1, 2019 | $ / shares	$ 3.34
Granted | $ / shares	0
Exercise | $ / shares	3.32
Forfeited | $ / shares	3.29
Balance as of December 31, 2019 | $ / shares	3.46
Vested and expected to vest as of December 31,2019 | $ / shares	3.63
Vested and exercisable as of December 31, 2019 | $ / shares	$ 3.69
Weighted-Average Remaining Contractual Term
Balance as of December 31 2019	5 years 3 months
Vested and expected to vest as of December 31,2019	4 years 29 days
Vested and exercisable as of December 31, 2019	3 years 9 months 14 days
Aggregate Intrinsic value
Balance as of December 31 2019 | ¥		¥ 58,835,911
Vested and expected to vest as of December 31,2019 | ¥		53,289,086
Vested and exercisable as of December 31, 2019 | ¥		¥ 45,563,647